Convertible Notes (Details Textual) - USD ($)	1 Months Ended				12 Months Ended
	Dec. 13, 2019	Jul. 29, 2019	Jul. 23, 2019	Apr. 16, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Convertible Notes (Textual)
Effective interest rate					26.73%
Material terms of convertible notes, description					● The aggregate principal amount of the Series A Notes is $10,000,000 and the Series B Notes is $5,000,000. All of the aggregate principal amount of the Series B Notes will constitute Restricted Principal. If an Investor prepays any amount under such Investor’s Investor Note, an equal amount of the Restricted Principal becomes unrestricted principal under such Investor’s Series B Note. The amount raised by the Company upon closing of the PIPE transaction was $10,000,000 from Series A Notes. ● The expiration date of Notes and warrant shall be October 2, 2020 and May 2, 2023 respectively. The aggregate redemption amount of the Notes shall be redeemed in installments on or before the expiration date. ● The interest rate on the Convertible Notes is eight percent (8%) per annum. In the event of default, the Interest Rate shall be increased to eighteen percent (18%) per annum. ● The initial fixed conversion price will be $8.38 per share, subject to reduction and adjustment for stock splits, stock dividends, and similar events. ● During an Event of Default Redemption Right Period the Investor may convert all, or any part of, the Conversion Amount into Ordinary Shares at the Alternate Conversion Price. ● The Alternate Conversion Price is the lowest of (i) the applicable Conversion Price as in effect on the applicable Conversion Date of the applicable Alternate Conversion, (ii) 80% of the volume-weighted average price (“VWAP”) of the Ordinary Shares as of the Trading Day immediately preceding the delivery or deemed delivery of the applicable Conversion Notice, (iii) 80% of the VWAP of the Ordinary Shares as of the Trading Day of the delivery or deemed delivery of the applicable Conversion Notice and (iv) 80% of the price computed as the quotient of (I) the sum of the VWAP of the Ordinary Shares for each of the three (3) Trading Days with the lowest VWAP of the Ordinary Shares during the fifteen (15) consecutive Trading Day period ending and including the Trading Day immediately preceding the delivery or deemed delivery of the applicable Conversion Notice, divided by (II) three (3) (such period, the “Alternate Conversion Measuring Period”). ● The aggregate number of Series A and Series B warrant shares to be converted on expiration is 596,658 and 298,330 shares respectively.
Equity component in stockholders equity and warrants value					$ 684,102
Equity component					436,626
Warrants value					2,112,766
Debt extinguishment loss					(5,625,916)
Paid to forbear debt					$ 11,939,410
Forbearance Agreements [Member]
Convertible Notes (Textual)
Material terms of convertible notes, description					● to forbear from (i) taking any action to enforce their Redemption Notice with respect to certain existing defaults, and (ii) issuing any new demand for redemption of the Series A Note on the basis of certain additional defaults that the aggregate daily dollar trading volume of the Company’s ordinary shares does not exceed $1,500,000, and that the volume weighted average price of the Company’s ordinary shares on any two trading days during the thirty trading day period immediately preceding such date of determination fails to exceed $2.14; ● not to exercise the Series A Warrant during the Forbearance Period; ● to return the original share certificate representing the Pre-Delivered Shares to the Company for cancellation upon the Company’s payment of the full Forbearance Redemption Amounts; ● to execute and deliver to the Company certain lock-up agreements with respect to the Pre-Delivered Shares, certain mutual release and to execute and deliver to the Company the Leak-Out Agreement; ● not to make any hedge, swap or other agreement that transfers, in whole or in part, any of the economic consequences of ownership of the Pre-Delivered Shares; ● to not sell, dispose or otherwise transfer, directly or any Ordinary Shares issued if such sale exceed 20% of the daily composite trading volume of the Ordinary Shares. In consideration for the above, the Company agreed to the followings: ● the Company shall (I) pay to each Investor $500,000 on or prior to December 16, 2019, and (II) commencing on January 24th 2020, redeem the Series A Notes for an aggregate redemption price of $10,939,410; ● if the Company fails to pay any New Installment Amount within 5 days of the applicable New Installment Date, the Investor may convert the applicable New Installment Amount as an Alternate Conversion and the Leak-Out Agreement being disregarded for such conversions; ● the Company agreed to adjust the exercise price of the Series A Warrant from $8.38 to $2.50; ● the Company shall cause all restrictive legends on the Pre-Delivered Shares to be removed and delivery of un-legended Pre-Delivery Shares into the Investor’s custodian’s account pursuant to the DWAC instructions set forth therein.
Equity component in stockholders equity and warrants value					$ 247,476
Equity component					10,370
Warrants value					2,549,392
Issuance costs attributable to liability component					429,604
Debt instrument, redemption, description		The company received from the investors an Event of Default Redemption Notice claimed that the company failed to timely make the instalment payment and elected to effect the redemption of $14,318,462.62 comprising in aggregate the entire principal amount, accrued and unpaid Interest. In addition, demand for the company to purchase the Series A Warrant issued for the Event of Default Black Scholes Value of not less than $1,208,384.07 was made.	The company received from the investors an Event of Default Redemption Notice claimed that the company failed to timely make the instalment payment and elected to effect the redemption of $14,318,462.62 comprising in aggregate the entire principal amount, accrued and unpaid Interest. In addition, demand for the company to purchase the Series A Warrant issued for the Event of Default Black Scholes Value of not less than $1,208,384.07 was made.
Redemption price	$ 10,939,410
Debt principal amount					10,939,410
Debt extinguishment loss					5,625,916
Modified principle of the convertible notes					10,939,410
Initial forbearance fee					1,000,000
Net carrying value					6,055,648
Principal outstanding					7,886,294
Unamortized issuance cost					1,830,645
Net of equity component					257,846
Third Party Placement Agent and Lawyers [Member]
Convertible Notes (Textual)
Equity component in stockholders equity and warrants value					699,029
Equity component					262,403
Warrants value					2,112,766
Debt issuance costs					3,753,816
Issuance costs attributable to liability component					$ 3,491,413
Securities Purchase Agreement [Member]
Convertible Notes (Textual)
Conversion of stock, description				(1) Senior Convertible Notes in the aggregate principal amount of $15 million, consisting of (i) a Series A Note in the principal amount of $10 million, and (ii) a Series B Note in the principal amount of $5 million and (2) warrants to purchase such amount of shares of the company’s ordinary shares equal to 50% of the shares issuable upon conversion of the Notes, exercisable for a period of five years at an exercise price of $8.38, for consideration consisting of (i) a cash payment of $10,000,000, and (ii) a secured promissory note payable by the Investors to the Company in the principal amount of $5 million.